UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$567,480
Courtland Alabama IDB, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,000	1,004,150
___________
		1,571,630
Arizona — 2.2%
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,452,852
California — 10.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	3,039,154
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (a)	6,500	6,799,065
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,418,490
California State Department of Water Resources, Refunding RB, Power Supply, Series L, 5.00%, 5/01/18	5,000	5,743,550
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	494,982
5.00%, 1/01/18	930	1,052,267
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,432,612
___________
		25,980,120
Colorado — 4.8%
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 8/15/18	175	190,652
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	551,163
4.00%, 12/01/18	540	583,130

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Housing & Finance Authority, RB, Disposal, Waste Management, Inc. Project, AMT, 5.70%, 7/01/18	$5,000	$5,672,250
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 5.25%, 12/01/20	5,010	5,206,242
___________
		12,203,437
Florida — 4.1%
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,517,692
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,416,200
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,295,680
Miami Beach Health Facilities Authority, Refunding RB, 4.00%, 11/15/18	250	274,855
Pine Island Community Development District, RB, 5.30%, 11/01/2010 (b)(c)	400	224,372
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/2013 (b)(c)	2,270	1,691,945
___________
		10,420,744
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	723,546
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	409,938
Illinois — 13.2%
City of Chicago Illinois, RB, General Airport, 3rd Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,277,350
5.00%, 1/01/20	3,000	3,165,630
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,605,768

BlackRock Municipal 2018 Term Trust	September 30, 2014	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC) (d):
5.35%, 6/15/15	$1,885	$1,972,803
5.40%, 6/15/15	1,985	2,078,176
5.45%, 6/15/15	2,090	2,188,836
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	11,278,600
State of Illinois, RB, Build Illinois, Series B:
5.00%, 6/15/18 (e)	355	408,378
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,881,502
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 7/01/15 (d)	2,250	2,331,540
___________
		33,188,583
Indiana — 2.9%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	2,975	1,835,397
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,849,027
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	1,011,649
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,730,650
___________
		7,426,723
Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	3,720	3,944,911
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,874,950
Kentucky — 3.4%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,370,372

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	$1,755	$2,029,254
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	3,195	3,280,402
___________
		8,680,028
Maryland — 3.4%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,839,649
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,133,890
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,691,350
___________
		8,664,889
Massachusetts — 0.1%
State of Massachusetts Water Pollution Abatement Trust, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,662
Michigan — 1.8%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,284,342
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,099,980
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	1,000	1,085,140
___________
		4,469,462
Mississippi — 4.5%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	11,324,430

BlackRock Municipal 2018 Term Trust	September 30, 2014	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri — 0.8%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	$1,750	$2,008,860
Multi-State — 5.6%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (f)(g)	14,000	14,066,360
Nebraska — 1.6%
Central Plains Energy Project, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,550,581
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	1,500	1,627,680
___________
		4,178,261
Nevada — 4.3%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	970	983,512
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain's Edge, 4.00%, 8/01/18	4,000	4,151,160
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,681,254
___________
		10,815,926
New Jersey — 11.9%
New Jersey EDA, Refunding RB:
3.25%, 1/01/18	250	252,265
Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,628,800
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.50%, 4/01/16	4,815	5,012,222
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	363,098
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (d)	2,500	3,036,700

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	$850	$963,144
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,634,655
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,251,340
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,035	2,106,408
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,525,621
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.00%, 6/15/18	2,000	2,243,120
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,450	4,959,792
___________
		29,977,165
New York — 7.7%
City of New York New York, GO, Sub-Series F-1:
5.00%, 9/01/15 (d)	7,365	7,693,552
Unrefunded Balance, 5.00%, 9/01/18	135	140,920
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,159,490
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	8,000	9,132,480
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,200	1,375,956
___________
		19,502,398
North Carolina — 2.7%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,237,741

BlackRock Municipal 2018 Term Trust	September 30, 2014	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	$2,485	$2,560,693
___________
		6,798,434
Ohio — 3.9%
Ohio Air Quality Development Authority, Refunding RB, First Energy Generation Corp., Series A, 3.75%, 12/01/23 (a)	6,000	6,327,120
State of Ohio, GO, Refunding, Higher Education, Series B, 5.00%, 8/01/18	3,000	3,460,440
___________
		9,787,560
Oklahoma — 0.5%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/18	1,000	1,096,790
County of Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 2.50%, 4/01/15	175	170,447
___________
		1,267,237
Pennsylvania — 4.5%
County of Cumberland Municipal Authority Pennsylvania, Refunding RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,753,124
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project:
5.00%, 5/01/16	300	315,555
5.00%, 5/01/17	1,175	1,252,573
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,040,480
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	275	286,132
4.00%, 10/01/18	560	584,847
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,134,380

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	$1,500	$1,708,530
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,147,880
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	1,025,361
___________
		11,248,862
Texas — 15.9%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,073,260
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD) (h):
0.00%, 2/15/18	1,615	1,562,464
0.00%, 2/15/19	1,815	1,714,612
0.00%, 2/15/20	2,625	2,409,540
0.00%, 2/15/21	2,500	2,210,175
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/18	750	850,935
5.75%, 1/01/19	750	867,578
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,804,425
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,139,020
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, AMT, 5.00%, 11/01/18	5,000	5,581,500
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,684,600
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/17	160	167,374
4.00%, 4/01/18	405	432,977
4.00%, 4/01/18	280	294,966
4.00%, 4/01/20	165	180,136
North Texas Tollway Authority, Refunding RB, Series C:
5.00%, 1/01/19	2,215	2,559,920

BlackRock Municipal 2018 Term Trust	September 30, 2014	4

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, Series C (concluded):
5.25%, 1/01/20	$4,000	$4,621,040
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,915,333
___________
		40,069,855
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,119,560
Virginia — 1.7%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,426,283
Virginia HDA, Refunding RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,788,803
___________
		4,215,086
Washington — 0.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	573,505
Wisconsin — 1.9%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,098,216
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,145,010
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	1,265	1,464,276
___________
		4,707,502
Total Municipal Bonds — 118.1%		297,808,476

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Illinois — 2.2%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	$5,000	$5,636,500
Total Long-Term Investments (Cost — $285,706,169) — 120.3%		303,444,976

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	5,010,760	5,010,760
Total Short-Term Securities (Cost — $5,010,760) — 2.0%		5,010,760
Total Investments (Cost — $290,716,929*) — 122.3%		308,455,736
Other Assets Less Liabilities — 1.2%		3,019,754
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5%)		(3,753,866)
Preferred Shares, at Redemption Value — (22.0%)		(55,500,736)
____________
Net Assets Applicable to Common Shares — 100.0%		$252,220,888
____________

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$287,174,410
____________
Gross unrealized appreciation		$19,614,366
Gross unrealized depreciation		(2,083,040)
____________
Net unrealized appreciation		$17,531,326
____________

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal or U.S. Treasury obligations.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BlackRock Municipal 2018 Term Trust	September 30, 2014	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Zero-coupon bond.
(i)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income

FFI Institutional Tax-Exempt Fund	10,765,381	(5,754,621)	5,010,760	$731

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BlackRock Municipal 2018 Term Trust	September 30, 2014	6

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$303,444,976	—	$303,444,976
Short-Term Securities	$5,010,760	—	—	5,010,760
Total	$5,010,760	$303,444,976	—	$308,455,736

[1] See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, TOB trust certificates of $3,750,000 is categorized as Level 2 within the disclosure hierarchy.
There were no transfers between levels during the period ended September 30, 2014.

BlackRock Municipal 2018 Term Trust	September 30, 2014	7

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 24, 2014